Concentrations	12 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

Note 13 — CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases, respectively. The loss of any of the Company’s significant customers or suppliers could have a material adverse effect on our business, consolidated results of operations and financial condition.

Significant Customers

As of June 30, 2025, one customer accounted for approximately 24.4% of the Company’s total accounts receivable balance. For the fiscal year ended June 30, 2025, one customer accounted for 59.2% of the Company’s total revenue. As of June 30, 2024, one customer accounted for approximately 12.5% of the Company’s total accounts receivable balance. For the fiscal year ended June 30, 2024, one customer accounted for 13.8% of the Company’s total revenue. For the fiscal year ended June 30, 2023, no customer accounted for more than 10% of the Company’s total revenue.

Significant Suppliers

As of June 30, 2025, one supplier accounted for approximately 91.4% of the Company’s total accounts payable balance. For the fiscal year ended June 30, 2025, no supplier accounted for more than 10% of the Company’s total purchases. As of June 30, 2024, one supplier accounted for 74.9% of the Company’s total accounts payable balance. For the fiscal year ended June 30, 2024, two suppliers accounted for approximately 16.3% and 11.7% of the Company’s total purchases, respectively. For the fiscal year ended June 30, 2023, three suppliers accounted for approximately 24.0%, 18.4%, and 10.1% of the Company’s total purchases, respectively.